STATEMENTS OF INCOME R$ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Profit or loss [abstract]
Revenue	R$ 18,058,027	R$ 17,267,812	R$ 17,377,194
Costs of services provided and goods sold	(8,443,023)	(7,996,615)	(7,433,731)
Gross income	9,615,004	9,271,197	9,943,463
Operating income (expenses)
Selling expenses	(4,621,788)	(4,443,027)	(4,986,289)
General and administrative expenses	(1,723,384)	(1,673,290)	(1,717,859)
Share of loss of an associate	(11,572)
Other income (expenses), net	497,771	(351,854)	1,275,542
Total operating expenses	(5,858,973)	(6,468,171)	(5,428,606)
Profit before financial income and expenses	3,756,031	2,803,026	4,514,857
Financial income	1,091,748	438,598	1,430,171
Financial expenses	(1,745,213)	(1,242,255)	(1,408,053)
Foreign exchange variations, net	659	(6,965)	(908)
Total financial income(expenses)	(652,806)	(810,622)	21,210
Profit before income tax and social contribution	3,103,225	1,992,404	4,536,067
Income tax and social contribution	(146,051)	(164,150)	(913,940)
Profit for the year	R$ 2,957,174	R$ 1,828,254	R$ 3,622,127